Expense Example	Jul. 29, 2026 USD ($)
CYBER HORNET S&P 500(R) - No Load Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	80
Expense Example, with Redemption, 5 Years	141
Expense Example, with Redemption, 10 Years	318
CYBER HORNET S&P 500(R) and Bitcoin 75/25 Strategy ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	1,178
CYBER HORNET S&P 500(R) and Solana 75/25 Strategy ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
CYBER HORNET S&P 500(R) and Ethereum 75/25 Strategy ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
CYBER HORNET S&P 500(R) and XRP 75/25 Strategy ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
CYBER HORNET S&P 500(R) and Crypto Top 10 Strategy ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	$ 303